Mortgage banking activities (Tables)	12 Months Ended
Dec. 31, 2016
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Mortgage Banking Activities [Table Text Block]

	Years ended December 31,
(In thousands)	2016	2015	2014
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$58,208	$59,461	$41,761
Mortgage servicing rights fair value adjustments	(25,336)	(7,904)	(24,683)
Total mortgage servicing fees, net of fair value adjustments	32,872	51,557	17,078
Net gain on sale of loans, including valuation on loans held for sale	26,976	35,336	31,213
Trading account (loss) profit:
Unrealized (losses) gains on outstanding derivative positions	(1)	17	(726)
Realized (losses) on closed derivative positions	(3,309)	(5,108)	(16,950)
Total trading account (loss) profit	(3,310)	(5,091)	(17,676)
Total mortgage banking activities	$56,538	$81,802	$30,615